SIGNIFICANT TRANSACTIONS - Sale of TNS+ in Kazakhstan Narrative (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Sep. 30, 2024	May 28, 2024	Feb. 28, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Gain on disposal of subsidiaries					$ 400	$ 145	$ 0
Reclassification of foreign currency translation reserve					$ 355	$ 36	$ (3,414)
TNS Plus LLP
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		49.00%
Deferred consideration		$ 138
Gain on disposal of subsidiaries	$ 66
Reclassification of foreign currency translation reserve	$ 44
Deferred consideration to be settled in cash			$ 100	$ 38